Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Preferred Shares
Summary of the issuances of convertible preferred shares

		Original Issuance
		Price per	Number of
Name	Issuance Date	Share*	Shares*
Series A1 Convertible Preferred Shares	June 2015	$0.0093	71,849,380
Series A2 Convertible Preferred Shares	June 2015	$0.0336	238,419,800
Series B1 Convertible Preferred Shares	November 2015	$0.1576	211,588,720
Series B2 Convertible Preferred Shares	January 2016	$0.1576	27,781,280
Series B3 Convertible Preferred Shares	March 2016	$0.1576	145,978,540
Series B4 Convertible Preferred Shares	June 2016	$0.1710	292,414,780
Series C1 Convertible Preferred Shares	February 2017	$0.3545	56,430,180
Series C2 Convertible Preferred Shares	February 2017	$0.3985	238,260,780
Series C3 Convertible Preferred Shares	June 2017	$0.4139	241,604,260
Series D Convertible Preferred Shares	March 2018**	$2.4832	551,174,340

*In connection with the issuance of Series D convertible preferred shares, the Company effected a change of authorized share capital (Note 17), the Company’s then issued and outstanding Convertible Preferred Shares were split on a 1-to-20 basis.  The number of shares and per-share price in the consolidated financial statements were recasted on a retroactive basis to reflect the effect of these changes.

**Series D Convertible Preferred Shares were issued and converted in 2018. Therefore, the balance was nil as of December 31, 2017 and 2018.